Commitments and contingencies	12 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

10. Commitments and contingencies

Leases

The Company entered into operating lease agreements for office space and laboratory testing facilities with terms ranging from month-to-month to five years. The Company recognized rent expense of $0.7 million, $0.4 million and $0.5 million during the years ended June 30, 2022, 2021 and 2020, respectively, related to all leases.

The future minimum payments for noncancelable leases with terms in excess of one year for each fiscal year are as follows (in thousands):

2023	$162
2024	153
2025	45
Total	$360

DaVita Inc.

In January 2021, the Company entered into a Master Care Coordination Services Agreement with DaVita Inc. (“DaVita”) whereby DaVita agreed to provide certain care coordination services to covered patients as requested by the Company, with those covered patients identified by the Company’s KidneyIntelX diagnostic and subject to insurance coverage. Those covered patients may also be included in connection with various clinical research studies or quality improvement initiatives (each a “Study”). Both parties agreed to establish a joint steering committee to oversee the care coordination services and exchange and evaluate results of each Study. The Company will pay DaVita a monthly fixed fee based on the number of covered patients. The initial term of the agreement is three years with successive one-year renewals upon written mutual agreement of both parties. For the Care Coordination Services furnished by DaVita (or an affiliate of DaVita) under the terms of a statement of work, the Company shall pay DaVita (or such affiliate of DaVita) a monthly payment of (a) $10.00 in respect of Care Coordination Services multiplied by the number of Covered Patients, plus (b) $3.50, in respect of patient engagement services, multiplied by the number of Covered Patients .

Employment agreements

The Company has entered into employment agreements with certain key executives providing for compensation and severance in certain circumstances, as set forth in the agreements.

Retirement plans

The Company maintains a defined contribution 401(k) retirement plan which covers all U.S. employees. Employees are eligible after three months of service. Under the 401(k) plan, participating employees may make contributions in an amount up to the limit set by the Internal Revenue Service on an annual basis. The Company has a safe harbor plan and makes contributions to employee accounts of 5% of compensation (as defined by the plan). The Company paid $0.4 million, $0.2 million and $0.1 million in contributions for the year ended June 30, 2022, 2021, 2020, respectively.

Legal proceedings

The Company is not a party to any litigation and does not have contingency reserves established for any litigation liabilities. At each reporting date, the Company evaluates whether or not a potential loss amount or a potential range of loss is probable and reasonably estimable under the provisions of the authoritative guidance that addresses accounting for contingencies.